Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3.
Fair Value Measurements

Accounting Standards Codification (“ASC”) Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a three-tier hierarchy that is used to identify assets and liabilities measured at fair value. The hierarchy focuses on the inputs used to measure fair value and requires that the lowest level input be used. The three levels defined in ASC Topic 820 are as follows:

• Level 1: Observable inputs based upon quoted market prices for identical assets or liabilities within active markets.

• Level 2: Observable inputs other than Level 1 that are based upon quoted market prices for similar assets or liabilities, based upon quoted prices within inactive markets, or inputs other than quoted market prices that are observable through market data for substantially the full term of the asset or liability.

• Level 3: Inputs that are unobservable for the particular asset or liability due to little or no market activity and are significant to the fair value of the asset or liability. These inputs reflect assumptions that market participants would use when valuing the particular asset or liability.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

ASC Topic 820 requires the Plan to describe the methodologies used to measure the fair value of assets and liabilities. These methodologies were consistently applied to all assets and liabilities carried by the Plan as of December 31, 2025 and 2024. The Plan has described below, the methodology used to measure each major category of investment assets.

• The Urban Outfitters, Inc. common stock fund is tracked on a unitized basis and is an employer stock fund. The fund consists of Urban Outfitters, Inc. common stock. Unitization of the fund allows for daily trades. Urban Outfitters, Inc. common stock is valued at the quoted market price from a national securities exchange which represents fair value. The Urban Outfitters, Inc. common stock fund is classified within Level 1 of the valuation hierarchy.

• Mutual funds are valued at the daily closing price as reported by the fund based on published market prices as of the close of the last day of the plan year. These values represent the net asset values of the shares held by the Plan and are classified within Level 1 of the valuation hierarchy.

• Interest-bearing deposits are valued at carrying value, which approximates fair value, and are classified within Level 1 of the valuation hierarchy.

• Common collective trusts are valued using the net asset value (NAV) per share provided by the investment fund’s trustee and is determined by the fair value of the underlying assets less its liabilities within the portfolio. NAV is used as a practical expedient to estimate fair value. All common collective trusts are direct filing entities.

The preceding methods described may produce a fair value calculation which may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables present the fair value of investment assets as of December 31, 2025 and 2024 by type of asset and by the valuation hierarchy described above. The Plan had no assets that were classified as Level 2 or 3 as of December 31, 2025 and 2024.

	Fair Value Measurements at
	December 31, 2025
Description	(Level 1)	Total
Urban Outfitters, Inc. common stock fund	$20,757,774	$20,757,774
Mutual funds	8,097,367	8,097,367
Interest-bearing deposits	2,006	2,006
Total investments	$28,857,147	28,857,147
Common collective trusts measured at NAV*		483,302,418
Total investments at fair value		$512,159,565

	Fair Value Measurements at
	December 31, 2024
Description	(Level 1)	Total
Urban Outfitters, Inc. common stock fund	$16,228,420	$16,228,420
Mutual funds	17,555,241	17,555,241
Interest-bearing deposits	1,847	1,847
Total investments	$33,785,508	33,785,508
Common collective trusts measured at NAV*		381,941,412
Total investments at fair value		$415,726,920

* Certain investments that are measured at fair value using the NAV per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.

The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024.

Redemption
				Frequency	Redemption
	Fair Value	Fair Value	Unfunded	(if currently	Notice
Investment Type	12/31/2025	12/31/2024	Commitments	eligible)	Period
Common collective trusts	$483,302,418	$381,941,412	N/A	Daily	Daily

The Galliard Stable Return Fund requires for withdrawals directed by the Plan Sponsor, not the participants, to be preceded by a 12-month written notice.